Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Federal taxes non-cumulative			R$ 2,703,000	R$ 1,372,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Initial contribution	R$ 400
Plaintiffs assigned a value claim	R$ 2,000,000
Federal taxes non-cumulative		R$ 1,200,000